Received SEC

JUL 13 2015

Washington, DC 20549

Nasdaq

001-37496

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

July 13, 2015

CETINAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 13, 2015 The Nasdaq Stock Market (the "Exchange") received from Rapid7, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.01 par value per share

We further certify that the security has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery